Note 11 - Stock Options (Details Textual)	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	450,084	1,230,000	1,375,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 5.14	$ 1.38	$ 1
Option life, share options granted	5
Options with an average exercise price of $5.14 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	450,084
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 5.14
Options with an average exercise price of $5.14 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	212,464
Option life, share options granted	10
Options with an average exercise price of $5.14 per share [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	62,620
Option life, share options granted	5
Options with an average exercise price of $5.14 per share [member] | Consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	75,000
Option life, share options granted	10
Share options granted in share-based payment arrangement, vesting period, months	48
Options with an average exercise price of $5.14 per share [member] | Consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	100,000
Option life, share options granted	5
Share options granted in share-based payment arrangement, vesting period, months	16
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Options with an average exercise price of $5.14 per share, portion vesting after two years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $5.14 per share, portion vesting after three years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $5.14 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		1,030,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 1.30
First set of options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		300,000
Option life, share options granted		5
First set of options with exercise price of 1.30, vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
First set of options with exercise price of 1.30, vesting in year one [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Vesting period, options (Year)		1 year
Second set of options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		730,000
Option life, share options granted		10
Second set of options with exercise price 1.30, vesting in year one [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Vesting period, options (Year)		1 year
Second set of options with exercise price of 1.30, vesting in year two [member]
Statement Line Items [Line Items]
Percentage of options to vest		25.00%
Vesting period, options (Year)		2 years
Second set of options with exercise price of 1.30, vesting in year three [member]
Statement Line Items [Line Items]
Percentage of options to vest		25.00%
Vesting period, options (Year)		3 years
Options with an exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		200,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 1.38
First set of options with exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		50,000
First set of options with exercise price of 1.00, vesting year one [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Vesting period, options (Year)		1 year
First set of options with exercise price and 1.00, vesting year two [member]
Statement Line Items [Line Items]
Percentage of options to vest		25.00%
Vesting period, options (Year)		2 years
First set of options with exercise price of 1.00, vesting year three [member]
Statement Line Items [Line Items]
Percentage of options to vest		25.00%
Vesting period, options (Year)		3 years
Second set of options with exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		150,000
Option life, share options granted		10
Second set of options with exercise price of 1.00, vesting September 1, 2019 [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Second set of options with exercise price of 1.00, vesting December 1, 2019 [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%